INVESTMENT SECURITIES (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
(5)	Investment Securities

The amortized cost and fair value of securities, with gross unrealized gains and losses, is as follows:

In thousands	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
June 30, 2018
Available for sale securities
U.S. Government and federal agency	$11,207	$6	$(386)	$10,827
Mortgage-backed securities *	17,680	22	(613)	17,089
Municipal securities	295	-	(9)	286
Total available for sale securities	$29,182	$28	$(1,008)	$28,202

December 31, 2017
U.S. Government and federal agency	$11,424	$11	$(159)	$11,276
Mortgage-backed securities *	19,142	61	(288)	18,915
Municipal securities	297	-	(2)	295
Equity securities	1,204	-	(578)	626
	$32,067	$72	$(1,027)	$31,112

*All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

The amortized cost and fair values of securities available-for-sale at June 30, 2018 by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Dollars in thousands
Due within one year	$-	$-
Due after one but within five years	7,293	7,089
Due after five but within ten years	8,155	7,847
Due after ten years	13,734	13,266
	$29,182	$28,202

The following table details unrealized losses and related fair values in the Company’s investment security portfolio.  This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of June 30, 2018 and December 31, 2017, respectively.

	Temporarily Impaired Securities in AFS Portfolio

	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Dollars in thousands
June 30, 2018
Available for sale securities
U.S. Government and federal agency	$7,721	$(236)	$2,962	$(150)	$10,683	$(386)
Mortgage-backed securities *	4,864	(109)	10,508	(504)	15,372	(613)
Municipal Securities	286	(9)	-	-	286	(9)
Total temporarily impaired securities	$12,871	$(354)	$13,470	$(654)	$26,341	$(1,008)

December 31, 2017
U.S. Government and federal agency	$7,101	$(88)	$2,008	$(71)	$9,109	$(159)
Mortgage-backed securities *	5,472	(38)	10,560	(250)	16,032	(288)
Municipal securities	295	(2)	-	-	295	(2)
Equity securities	626	(577)	-	(1)	626	(578)
Total temporarily impaired securities	$13,494	$(705)	$12,568	$(322)	$26,062	$(1,027)

*All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government-sponsored enterprises FNMA or FHLMC.

Management considers the nature of the investment, the underlying causes of the decline in the market value and the severity and duration of the decline in market value in determining if impairment is other than temporary.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  As of June 30, 2018, management believes that it is more likely than not that the Company will not have to sell any such securities before a recovery of cost.  The unrealized losses on debt securities are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased.  The fair value is expected to recover as the bonds approach their maturity date or re-pricing date or if market yields for such investments decline. Management analyzed the issuer data from public filings, reviewed transcripts of earnings discussions, and assessed whether the decline in value was other than temporary.

Management does not believe such securities are other-than-temporarily impaired due to reasons of credit quality for the debt securities.  Accordingly, as of June 30, 2018, management believes the impairments detailed in the table above are temporary, and no impairment loss has been realized in the Company’s net income.

Securities with a fair value of $1.0 million at June 30, 2018 were pledged to secure public funds. The Company had no sales of securities during the three and six month periods ended June 30, 2018 and June 30, 2017.

NOTE C - INVESTMENT SECURITIES

The amortized cost and fair value of securities available for sale, with gross unrealized gains and losses, is as follows:

In thousands	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2017
U.S. Government and federal agency	$11,424	$11	$(159)	$11,276
Mortgage-backed securities *	19,142	61	(288)	18,915
Municipal securities	297	-	(2)	295
Equity securities	1,204	-	(578)	626
	$32,067	$72	$(1,027)	$31,112

December 31, 2016
U.S. Government and federal agency	$6,664	$17	$(138)	$6,543
Mortgage-backed securities *	18,841	101	(284)	18,658
Corporate debt securities	750	-	-	750
Equity securities	1,204	-	(92)	1,112
	$27,459	$118	$(514)	$27,063

*	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

The amortized cost and fair values of securities available for sale (excluding marketable equity securities) at December 31, 2017 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Dollars in thousands
Due within one year	$3	$3
Due after one but within five years	7,213	7,135
Due after five but within ten years	7,190	7,114
Due after ten years	16,457	16,234
	$30,863	$30,486

The following table details unrealized losses and related fair values in the Bank’s available-for-sale investment security portfolio.  This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2017 and December 31, 2016, respectively.

	Temporarily Impaired Securities in AFS Portfolio
	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Dollars in thousands
December 31, 2017
U.S. Government and federal agency	$7,101	$(88)	$2,008	$(71)	$9,109	$(159)
Mortgage-backed securities *	5,472	(38)	10,560	(250)	16,032	(288)
Municipal securities	295	(2)	-	-	295	(2)
Equity securities	626	(577)	-	(1)	626	(578)
Total temporarily impaired securities	$13,494	$(705)	$12,568	$(322)	$26,062	$(1,027)

December 31, 2016
U.S. Government and federal agency	$5,332	$(138)	$-	$-	$5,332	$(138)
Mortgage-backed securities *	14,965	(282)	140	(2)	15,105	(284)
Equity securities	1,203	(91)	1	(1)	1,204	(92)
Total temporarily impaired securities	$21,500	$(511)	$141	$(3)	$21,641	$(514)

*	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

Management considers the nature of the investment, the underlying causes of the decline in the market value and the severity and duration of the decline in market value in determining if impairment is other than temporary.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Bank to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  As of December 31, 2017, management believes that it is more likely than not that the Bank will not have to sell any such securities before a recovery of cost.  The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased.  The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline.

Management does not believe such securities are other-than-temporarily impaired due to reasons of credit quality.  Accordingly, as of December 31, 2017, management believes the impairments detailed in the table above are temporary and no impairment loss has been realized in the Company’s net income.

The Company did not have any securities pledged at December 31, 2017 to secure public funds. The company had no sales of securities during 2017.  For 2016, proceeds from the sales of securities amounted to $802,000 and gross realized gains on these securities were $55,000. The cost of the security sold was determined based on specific identification method.